Employee Incentives - Schedule of Performance Stock Units Activity (Details) - Performance Shares shares in Millions	2 Months Ended
Dec. 26, 2020 $ / shares shares
Compensation Related Costs [Line Items]
Number of Units, Grants replacing pre-IPO CRSUs | shares	0.2
Number of Units, Grants replacing pre-IPO RSUs | shares	0.1
Number of Units, Ending Balance | shares	0.3
Weighted Average Grant Date Fair Value, Grants replacing pre-IPO CRSUs | $ / shares	$ 19.28
Weighted Average Grant Date Fair Value, Grants replacing pre-IPO RSUs | $ / shares	8.25
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 14.30